Inventories (Tables)	6 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories

Inventories as of September 30, 2024 and March 31, 2024 consisted of the following:

	September 30, 2024 (Unaudited)	March 31, 2024

Raw materials	$348,828	$320,722
Finished goods	600,251	553,682
Impairment provision for inventories	(81,846)	(79,549)
Total inventories, net	$867,233	$794,855